Fair value measurements and valuation processes	6 Months Ended
Jun. 30, 2026
Disclosure Of Fair Value Measurement [Abstract]
Fair value measurements and valuation processes	11. Fair value measurements and valuation processes
The Group held certain financial instruments at fair value at 30 June 2026. The definitions and valuation techniques employed for these as at 30 June 2026 are consistent with those used at 31 December 2025 and disclosed in Note 26 on pages 322 to 326 of the Group’s Annual Report and Accounts for the year ended 31 December 2025 and pages 165 to 169 of the 2025 Form 20-F:
–Level 1 financial instruments are traded in an active market and fair value is based on quoted prices at the period end.
–Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/
dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include OTC derivatives.
–The fair values of level 3 financial instruments have been determined using a valuation technique where at least one input
(which could have a significant effect on the instrument's valuation) is not based on observable market data. The Group’s level 3 financial instruments primarily consist of an equity investment in an unquoted entity, interest free loans and other treasury products which are valued using the discounted cash flows of estimated future cash flows.
While the carrying values of assets and liabilities at fair value have changed since 31 December 2025, the Group does not consider the movements in value to be significant, and the categorisation of these assets and liabilities in accordance with the disclosure requirements of IFRS 7 Financial Instruments has not materially changed. The values of level 1 assets and level 3 assets are £203 million and £75 million, respectively, at 30 June 2026 (30 June 2025: £1,069 million and £157 million, respectively, and 31
December 2025: £211 million and £138 million, respectively).
As disclosed in the Group's Annual Report and Accounts for the year ended 31 December 2025 and the 2025 Form 20-F, in the second half of 2025, the Group sold part of its investment in ITC Hotels and liquidated a significant portion of assets held by its
Canadian business as part of exiting CCAA protection.
Level 2 assets and liabilities are shown below.

	As at 30 June		As at 31 December
	2026	2025	2025
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	18	59	44
– cross-currency swaps	93	110	105
– forward foreign currency contracts	128	274	148
Assets at fair value	239	443	297

Liabilities at fair value
Derivatives relating to
– interest rate swaps	129	117	92
– cross-currency swaps	7	14	5
– forward foreign currency contracts	101	207	118
Liabilities at fair value	237	338	215
Borrowings are carried at amortised cost. The fair value of borrowings is estimated to be £33,503 million (30 June 2025:
£33,495 million; 31 December 2025: £33,717 million). The value of other assets and liabilities held at amortised cost are not materially different from their fair values.